Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
16. NET INCOME (LOSS) PER SHARE
The Company’s basic net income (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding for the period. The Company uses the two-class method to calculate net income (loss) per share. Except with respect to certain voting, conversion, and transfer rights and as otherwise expressly provided in the Company’s amended and restated certificate of incorporation or required by applicable law, shares of the Company’s Class A common stock and Class B common stock have the same rights and privileges and rank equally, share ratably, and are identical in all respects as to all matters. Accordingly, basic and diluted net income (loss) per share are the same for both classes.
For purposes of the calculation of diluted net income (loss) per share, options to purchase common stock and restricted stock units are considered common stock equivalents. Dilutive shares of common stock are determined by applying the treasury stock method. The dilutive shares are excluded from the calculation of diluted net loss per share in the period of net loss, as their effect is antidilutive.
The following table presents the calculation of basic and diluted net income (loss) per share (in thousands, except per share data):

	Years Ended December 31,
	2025	2024	2023
Numerator:
Net income (loss)	$88,361	$(129,386)	$(709,561)
Denominator:
Weighted-average common shares outstanding — basic	147,154	144,630	141,572
Dilutive effect of common stock equivalents	3,758	0	0
Weighted-average common shares outstanding — diluted	150,912	144,630	141,572

Net income (loss) per share — basic	$0.60	$(0.89)	$(5.01)
Net income (loss) per share — diluted	$0.59	$(0.89)	$(5.01)
Common stock equivalents (comprised of stock options and restricted stock units) excluded from the calculation of diluted net income (loss) per share because of their anti-dilutive effect were 2.5 million, 14.4 million and 14.0 million shares for the years ended December 31, 2025, 2024, and 2023, respectively.